Bank Borrowings	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
BANK BORROWINGS
11.	BANK BORROWINGS

Outstanding balances of bank borrowings as of December 31, 2025 and June 30, 2026 consisted of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Bank overdraft	2,957	—	—
Bank borrowings:
Collateralized and guaranteed	4,753,714	—	—
	4,756,671	—	—
Less: current maturities	(4,756,671)	—	—
Non-current maturities	—	—	—

Bank borrowings as of December 31, 2025 and June 30, 2026 are as follows:

				Interest rate as of	Interest rate as of	Balance as of
Lender	Type	Maturity date	Currency	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026
						HKD	HKD	USD
China Construction Asia Bank (i)	Trading finance	Within 1 year	HKD	5.94%	—	4,753,714	—	—
Citibank, N.A., Hong Kong Branch	Bank overdraft	On demand	HKD	14.75%	—	2,957	—	—
Total						4,756,671	—	—
Less: current maturities						(4,756,671)	—	—
Non-current maturities						—	—	—

(i)	In connection with our operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows:
(a)	Unlimited personal guarantee by Ms. Siu;
(b)	Ms. Siu being a subordinated lender towards all sums of money owed by Neo-Concept HK and NCH;
(c)	Legal charge over certain properties and car parking spaces owned by Ms. Siu and an immediate family member of Ms. Siu and also assignment of rental from the properties and the car parking spaces;
(d)	Legal charge over certain deposits accounts held by NCH at the relevant banks;
(e)	Legal charge over certain investment funds held by NCH at the relevant banks;
(f)	Assignment of benefit from life insurances premium assets held by NCH at the relevant banks;
(g)	Assignment of benefit from life insurances premium assets held by Pure Diamond Limited, a related company in which Ms. Siu has interests, at a relevant bank;
(h)	Indemnity granted by NCH to relevant banks;
(i)	Guaranteed by Neo-Concept Fashion (Zhongshan) Co., Ltd, a subsidiary company of NCH, amounting to HKD131 million; and
(j)	Cross-corporate guaranteed by Neo-Concept HK and NCH;